Shareholder Report	12 Months Ended
Nov. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Exchange Listed Funds Trust
Entity Central Index Key	0001547950
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2025
C000179256
Shareholder Report [Line Items]
Fund Name	Saba Closed-End Funds ETF
Trading Symbol	CEFS
Security Exchange Name	CboeBZX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	888-615-4310
Additional Information Website	https://www.sabaetf.com/investor-materials
Expenses Paid, Amount	$ 134
Expense Ratio, Percent	1.28%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date	Mar. 20, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 348,362,980
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 3,102,708
InvestmentCompanyPortfolioTurnover	44.00%